SUPPLEMENT TO THE
FIDELITY ADVISOR FOCUS FUNDSSMCLASS A, CLASS T, CLASS B, AND CLASS C SEPTEMBER 29, 1999 PROSPECTUS

EFFECTIVE JANUARY 1, 2000, the following information replaces similar information found in the "Fund Management" section on page P-27.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

EFFECTIVE JANUARY 1, 2000, the following information supplements similar information found in the "Fund Management" section on page P-27.

(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

EFFECTIVE JANUARY 4, 2000, the following information replaces similar information found in the "Fund Management" section on page P-27.

Lawrence Rakers is manager of Advisor Technology, which he has managed since January 2000. He also manages another Fidelity fund. Mr. Rakers joined Fidelity as an analyst in 1993.

EFFECTIVE JANUARY 1, 2000, the following information replaces similar information found in the "Fund Management" section on page P-27.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.


SUPPLEMENT TO THE FIDELITY ADVISOR FOCUS FUNDSSM INSTITUTIONAL CLASS SEPTEMBER 29, 1999 PROSPECTUS

EFFECTIVE JANUARY 1, 2000, the following information replaces similar information found in the "Fund Management" section on page P-24.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

EFFECTIVE JANUARY 1, 2000, the following information supplements similar information found in the "Fund Management" section on page P-24.

(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

EFFECTIVE JANUARY 4, 2000, the following information replaces similar information found in the "Fund Management" section on page P-24.

Lawrence Rakers is manager of Advisor Technology, which he has managed since January 2000. He also manages another Fidelity fund. Mr. Rakers joined Fidelity as an analyst in 1993.

EFFECTIVE JANUARY 1, 2000, the following information replaces similar information found in the "Fund Management" section on page P-24.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.